Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Minimum employment period for recognizing termination benefits	60 days
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%
Distributors Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	11.00%
Distributors Concentration Risk [Member] | Distributor A [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	15.00%	13.00%	14.00%
Distributors Concentration Risk [Member] | Distributor B [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer			14.00%
Distributors Concentration Risk [Member] | Minimum [Member] | Distributor B [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%
Distributors Concentration Risk [Member] | Minimum [Member] | Other Distributor [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%	10.00%
Distributors Concentration Risk [Member] | Minimum [Member] | OEMs [Member] | Sales Revenue, Net [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer	10.00%	10.00%	10.00%
Distributors Concentration Risk [Member] | Maximum [Member] | Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of revenue from a single external customer		10.00%	10.00%
Long Term Incentive Plans [Member] | Stock Options [Member]
Significant Accounting Policies [Line Items]
Vesting period	4 years
Long Term Incentive Plans [Member] | Restricted Share Units [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Vesting period	1 year
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Vesting period	3 years